Executive Compensation Agreement	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 8. Executive Compensation Agreement

On January 8, 2010, the Company entered an Executive Employment Agreement effective January 11, 2010 with its Chief Executive Officer. Terms of the agreement include an inception bonus of $150,000 and monthly payments of $15,000. The agreement expires on December 31, 2013.

During the years ended December 31, 2011 and 2010, the Company recorded executive compensation expenses to the Company's chief executive officer; $180,000 and $180,000 respectively, resulting in an accrued employee compensation liability of $488,000 at December 31, 2011.

On November 25, 2010, effective with the change in control, the chief executive officer resigned. The executive compensation agreement remains in effect through December 31, 2013.

Oh January 8, 2012, the Company and its former Chief Executive Officer entered into an agreement to terminate the executive compensation agreement and the Company issued a convertible promissory note for the accrued compensation and interest thereon totally $501,425.  The note is due January 8, 2013, bears interest at 6.25% and is convertible at the lower of 1) a price of $0.001, or 2) a seventy-five percent discount to the previous day's closing bid price if the closing bid price is $0.0015 per share or less.